WBI BullBear Trend Switch US Total Return ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS - 97.5%
15,245	iShares 20+ Year Treasury Bond ETF	$2,488,899
147,522	SPDR Portfolio Long Term Treasury ETF	6,895,178
69,161	Vanguard Long-Term Treasury ETF	6,892,585

	TOTAL EXCHANGE TRADED FUNDS (Cost $16,423,520)	16,276,662

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENTS - 2.5%
409,684	U.S. Bank Money Market Deposit Account, 0.02%	409,684

	TOTAL SHORT TERM INVESTMENTS (Cost $409,684)	409,684

	TOTAL INVESTMENTS - 100.0% (Cost $16,833,204)	16,686,346
	Liabilities in Excess of Other Assets - 0.0% (a)	(4,727)

	NET ASSETS - 100.0%	$16,681,619

(a)	Rounds to zero.

The accompanying notes are an integral part of these schedules of investments.